Borrowings	12 Months Ended
Mar. 29, 2020
Disclosure of detailed information about financial instruments [abstract]
Borrowings
Borrowings
Short-term borrowings
On July 18, 2019, a subsidiary of the Company in Greater China entered into an uncommitted loan facility in the amount of RMB 160.0. The facility includes a non-financial bank guarantee facility in the amount of RMB 10.0. The term of each draw on the loan is one, three or six months or such other period as agreed upon and shall not exceed twelve months (including any extension or rollover). The interest rate is equal to 105% of the applicable People's Bank of China Benchmark Lending Rate and payable at one, three or six months, depending on the term of each draw. The facility is guaranteed by the Company and proceeds drawn on the facility will be used to support working capital requirements. As at March 29, 2020, the Company had no amounts owing on the facility.
Amendments to long-term debt agreements
During the year ended March 29, 2020, the Company entered into agreements with its lenders to amend the terms of its revolving facility. On May 10, 2019, the first amendment to the revolving facility increased the credit commitment amount to $300.0 with a seasonal increase of up to $350.0 during the peak season (June 1 through November 30) and extended the maturity date from June 3, 2021 to June 3, 2024. Subsequently on February 24, 2020, the Company entered into a second amendment with its lenders to further increase the credit commitment amount to $467.5 with a seasonal increase of up to $517.5 during the peak season (June 1 through November 30). The Company incurred transaction costs of $0.9 in connection with these amendments to the revolving facility. Total deferred transaction costs will be amortized over the extended term to maturity of the facility.
Additionally, the Company entered into an agreement with its lenders to amend the terms of its term loan on May 10, 2019. The amendment to the term loan decreased the interest rate to LIBOR plus 3.50% from LIBOR plus 4.00%, and extended the maturity date from December 2, 2021 to December 2, 2024.
Revolving facility
The Company has an agreement with a syndicate of lenders for a senior secured asset-based revolving facility in the amount of $467.5 with an increase in commitments to $517.5 during the peak season (June 1 - November 30) (May 10, 2019 to February 24, 2020 - $300.0 with an increase in commitments to $350.0 during the peak season, prior to May 10, 2019 amendment - $200.0 with an increase in commitments to $250.0 during the peak season). The revolving credit commitment also includes a letter of credit commitment in the amount of $25.0, with a $5.0 sub-commitment for letters of credit issued in a currency other than Canadian dollars, U.S. dollars, euros or British pounds sterling, and a swingline commitment for $25.0. Amounts owing under the revolving facility can be drawn in Canadian dollars, U.S. dollars, euros, British pounds sterling or other currencies. The revolving facility matures on June 3, 2024. Amounts owing under the revolving facility may be borrowed, repaid and re-borrowed for general corporate purposes.
The revolving facility has multiple interest rate charge options that are based on the Canadian prime rate, Bankers’ Acceptance rate, the lenders’ Alternate Base Rate, European Base Rate, LIBOR rate, or EURIBOR rate plus an applicable margin, with interest payable quarterly or at the end of the then current interest period (whichever is earlier). The Company has pledged substantially all of its assets as collateral for the revolving facility. The revolving facility contains financial and non-financial covenants which could impact the Company’s ability to draw funds. As at and during the years ended March 29, 2020 and March 31, 2019, the Company was in compliance with all covenants.
As at March 29, 2020 and March 31, 2019, the Company had repaid all amounts owing on the revolving facility and related deferred financing charges in the amounts of $1.7 and $1.2, respectively, were included in other long-term liabilities. The Company has unused borrowing capacity available under the revolving facility of $226.6 as at March 29, 2020 (March 31, 2019 - $165.5).
As at March 29, 2020, the Company had letters of credit outstanding under the revolving facility of $5.7 (March 31, 2019 - $1.2). In addition to the letters of credit outstanding under the revolving facility, a subsidiary of the Company entered into a guarantee arrangement in the amount of HKD13.9 in connection with a retail lease agreement in Greater China. The subsidiary will reimburse the issuing bank for amounts drawn on the guarantee. As at March 29, 2020, no amounts have been drawn.
Term loan
The Company has a senior secured loan agreement with a syndicate of lenders that is secured on a split collateral basis alongside the revolving facility, with an aggregate principal amount owing as at March 29, 2020 of $159.3 (US$113.8) (March 31, 2019 - $152.4 (US$113.8)). The term loan bears interest at a rate of LIBOR plus an applicable margin of 3.50% (prior to the May 10, 2019 amendment - LIBOR plus an applicable margin of 4.00%, provided that LIBOR may not be less than 1.00%), payable monthly in arrears. The term loan matures on December 2, 2024. Amounts owing under the term loan may be repaid at any time without premium or penalty, but once repaid may not be reborrowed. The Company has pledged substantially all of its assets as collateral for the term loan. The term loan contains financial and non-financial covenants which could impact the Company’s ability to draw funds. As at and during the years ended March 29, 2020 and March 31, 2019, the Company was in compliance with all covenants.
The Company determined that the amendments to the term loan were equivalent to a prepayment at no cost of the original term loan and the origination of the amended term loan at market conditions. The Company has accounted for the amendments to the term loan agreement as a debt extinguishment and re-borrowing of the loan amount. The existing term loan in the amount of $151.7 (US$113.8) and related unamortized costs of $7.0 were derecognized. The acceleration of unamortized costs was included in net interest and other finance costs in the statement of income.
The Company incurred transaction costs of $1.4 in connection with the amendment to the term loan, which are amortized over the new term to maturity using the effective interest rate method.
As the term loan is denominated in U.S. dollars, the Company remeasures the outstanding balance plus accrued interest at each balance sheet date.
The amount outstanding with respect to the term loan is as follows:

	March 29, 2020	March 31, 2019
	$	$
Term loan	159.3	152.4
Less unamortized portion of:
Original issue discount	—	(2.4)
Deferred transaction costs	(1.2)	(0.9)
Embedded derivative	—	(0.5)
Revaluation for interest rate modification	—	(3.4)
	158.1	145.2

Hedging transactions on term loan
The Company entered into derivative transactions to hedge a portion of its exposure to foreign currency exchange risk and interest rate risk related to the term loan denominated in U.S. dollars. The designated hedge transactions remained effective after the amendment to the term loan agreement. Nevertheless, on June 12, 2019, the Company terminated its existing derivative contracts and entered into new derivative transactions to better align with the amended interest rate and term to maturity of the term loan.
The Company entered into a cross-currency swap by selling US$70.0 floating rate debt bearing interest at LIBOR plus 3.50% as measured on the trade date, and receiving $93.0 fixed rate debt bearing interest at a rate of 5.02%. This cross-currency swap has been designated at inception and is accounted for as a cash flow hedge, and to the extent that the hedge is effective, unrealized gains and losses are included in other comprehensive income until reclassified to the statement of income as the hedged interest payments and principal repayments (or periodic remeasurements) impact net income.
Concurrently, the Company entered into a second cross-currency swap by selling the $93.0 fixed rate debt bearing interest at a rate of 5.02% and receiving €61.8 fixed rate debt bearing interest at a rate of 3.19%. This cross-currency swap has been designated and is accounted for as a hedge of the net investment in its European subsidiary. Hedges of net investments are accounted for similarly to cash flow hedges, with unrealized gains and losses included in other comprehensive income. Amounts included in other comprehensive income are reclassified to net income in the period when the foreign operation is disposed of or sold.
The Company also entered into a long-dated forward exchange contract by selling $39.6 and receiving US$30.0 as measured on the trade date, to fix the foreign exchange risk on a portion of the term loan borrowings over the revised term to maturity (December 2, 2024). Unrealized gains and losses in the fair value of the forward contract are recognized in selling, general and administrative expenses in the statement of income.
Net interest and other finance costs
Net interest and other finance costs consist of the following:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Interest expense
Short-term borrowings	0.2	—	—
Revolving facility	3.7	2.4	2.3
Term loan	8.7	11.7	10.4
Lease liabilities	8.4	—	—
Standby fees	0.8	0.6	0.4
Acceleration of unamortized costs on debt extinguishment	7.0	—	—
Interest expense and other finance costs	28.8	14.7	13.1
Interest income	(0.4)	(0.5)	(0.2)
Net interest and other finance costs	28.4	14.2	12.9